4. SMALL BUSINESS ASSOCIATION LOAN - Small Business Association Loan (Details) - Quarterly (093014 Quarterly [Member], USD $)	Sep. 30, 2014
093014 Quarterly [Member]
2014	$ 830
2015	976
2016	1,054
2017	1,139
2018	1,230
Thereafter	1,835
Total	$ 7,064